Note 21 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Subsequent Events [Text Block]	18. Subsequent Events No material subsequent events occurred since the date of the most recent balance sheet period reported.

21. Subsequent Events

The following material subsequent events occurred since the date of the most recent balance sheet period reported.

Stock-Based Compensation

On March 13, 2023, we granted 6,349,464 RSUs and 1,125,374 options to employees in total fair value of $29.6 million.

205 Petition

In conjunction with the business combination between Apex and Legacy AvePoint, Apex issued a proxy statement on June 2, 2021, which among other things, sought the approval of a new charter by “the affirmative majority (virtually in person or by proxy) of holders of a majority of the outstanding shares of Apex voting together as a single class and a majority of the outstanding shares of Class B common stock voting separately as a single class” (the “Charter Proposal”). At a special meeting held on June 30, 2021, the combined vote of a majority of the voting power of the Class A common stock and Class B common stock, voting together as one class, approved the Charter Proposal. The Company obtained the separate class vote of the Class B common stock as well. According to the number of shares of common stock outstanding and the tabulated votes for and against the Charter Proposal, the Charter Proposal was not approved by a majority of the Class A common stock then outstanding. Believing it had obtained the stockholder votes required by the old charter and Delaware law, the Company filed the new charter with the State of Delaware on July 1, 2021. On and after that date, the Company issued common stock and securities pursuant to the new charter.

A recent decision of the Delaware Court of Chancery has created uncertainty as to whether Section 242(b)(2) of the Delaware General Corporation Law would have required the Charter Proposal to be approved by a separate vote of the majority of the Company’s then-outstanding shares of Class A common stock, in addition to a majority of the shares of Class A and Class B common stock voting together (“Boxed Decision”). While the Company believes that the Company’s shares have been validly authorized since their original issuance, in light of the Boxed Decision, on March 2, 2023, the Company petitioned the Court of Chancery to validate the Charter and the securities issued in reliance on the Charter (the “Petition”). In the Petition, the Company represented to the Court of Chancery that the Company filed the Charter with the belief that it had been approved in accordance with Delaware law and that the Company filed the Petition in response to the publication of the Boxed decision.

In response to the Petition, the Court of Chancery granted an order on March 17, 2023 (the “Order”), and stated in the Order that:

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“The Charter, including the filing and effectiveness thereof, is hereby validated and declared effective retroactive to the date of its filing with the Office of the Secretary of State of the State of Delaware on July 1, 2021, and all amendments effected thereby.”

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“The Company’s securities (and the issuance of the securities) described in the Petition and any other securities issued in reliance on the validity of the Charter are hereby validated and declared effective as of the original date of issuance of such securities.”

The Court’s granting of the Order has addressed and eliminated the uncertainty created by the Boxed Decision.